The Company and Summary of Significant Accounting Policies - Warranty (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
changes in provisions for product warranties
Beginning balance	$ 64,000	$ 106,000
Provision	18,000
Adjustment to prior provisions	(27,000)	(42,000)
Ending balance	$ 55,000	$ 64,000